Unaudited Interim Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Series A Preferred	Series B Preferred Stock [Member]	Common	General Partner	Total
BALANCE at jan1 at Dec. 31, 2021	$ 73,216	$ 53,498	$ 254,734	$ 36	$ 381,484
BALANCE at Jan 1 (Shares) at Dec. 31, 2021	3,000,000	2,200,000	36,802,247	35,526
Net income	$ 3,375	$ 2,406	$ 29,189	$ 29	34,999
Distributions declared and paid (preferred units)	(3,375)	(2,406)			(5,781)
BALANCE at Jun 30 at Jun. 30, 2022	$ 73,216	$ 53,498	$ 283,923	$ 65	410,702
BALANCE at Jun 30 (shares) at Jun. 30, 2022	3,000,000	2,200,000	36,802,247	35,526
BALANCE at jan1 at Dec. 31, 2022	$ 73,216	$ 53,498	$ 297,139	$ 78	423,931
BALANCE at Jan 1 (Shares) at Dec. 31, 2022	3,000,000	2,200,000	36,802,247	35,526
Net income	$ 3,375	$ 2,406	$ 18,230	$ 19	24,030
Distributions declared and paid (preferred units)	(3,375)	(2,406)			(5,781)
BALANCE at Jun 30 at Jun. 30, 2023	$ 73,216	$ 53,498	$ 315,369	$ 97	$ 442,180
BALANCE at Jun 30 (shares) at Jun. 30, 2023	3,000,000	2,200,000	36,802,247	35,526